Stock-Based Compensation (Schedule Of Options Awarded) (Details) (USD $)	0 Months Ended	12 Months Ended
	May 22, 2012	Dec. 31, 2012	Dec. 31, 2010
Awarded Options	5,625	5,625	11,875
Exercise Price		$ 7.84
12/04/12 [Member]
Awarded Options		5,625
Exercise Price		$ 7.84
Date Vested		Jun. 04, 2013
Expiration Date		Dec. 04, 2016
12/05/10 [Member]
Awarded Options		11,875
Exercise Price		$ 11.36
Date Vested		Jun. 30, 2011
Expiration Date		Dec. 02, 2014